Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended					1 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended							0 Months Ended									9 Months Ended			9 Months Ended			9 Months Ended			9 Months Ended			9 Months Ended			9 Months Ended			0 Months Ended	12 Months Ended
	Jun. 12, 2013	Nov. 23, 2010	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jul. 24, 2013	Sep. 03, 2012	May 09, 2012	Nov. 30, 2013 Series B-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B-1 Redeemable Convertible Preferred Stock [Member]	May 09, 2012 Series B-1 Redeemable Convertible Preferred Stock [Member]	Nov. 30, 2013 Series B-2 Redeemable Convertible Preferred Stock [Member]	Aug. 31, 2011 Series B-2 Redeemable Convertible Preferred Stock [Member]	May 31, 2011 Series B-2 Redeemable Convertible Preferred Stock [Member]	Nov. 30, 2010 Series B-2 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B-2 Redeemable Convertible Preferred Stock [Member]	May 09, 2012 Series B-2 Redeemable Convertible Preferred Stock [Member]	Oct. 31, 2011 Series B-3 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B-3 Redeemable Convertible Preferred Stock [Member]	May 09, 2012 Series B-3 Redeemable Convertible Preferred Stock [Member]	Oct. 31, 2011 Series BB-3 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series BB-3 Redeemable Convertible Preferred Stock [Member]	May 09, 2012 Series BB-3 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B-4 Redeemable Convertible Preferred Stock [Member]	May 09, 2012 Series B-4 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B-5 Redeemable Convertible Preferred Stock [Member]	May 09, 2012 Series B-5 Redeemable Convertible Preferred Stock [Member]	Nov. 30, 2013 Redeemable Convertible Preferred Stock [Member]	Oct. 31, 2011 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series 2 Common Stock [Member]	Aug. 15, 2011 eConversions Limited [Member]	Sep. 30, 2011 eConversions Limited [Member] Series B-4 Redeemable Convertible Preferred Stock [Member]	Aug. 31, 2011 eConversions Limited [Member] Series B-4 Redeemable Convertible Preferred Stock [Member]	Nov. 24, 2010 RetailMeNot.com [Member]	Nov. 30, 2010 RetailMeNot.com [Member] Series B-2 Redeemable Convertible Preferred Stock [Member]	May 10, 2012 Miwim (Web.Bons-de-Reduction.com and Poulpeo.com) [Member]	May 31, 2012 Miwim (Web.Bons-de-Reduction.com and Poulpeo.com) [Member] Series B-5 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jul. 24, 2013 Initial Public Offering [Member]	Oct. 31, 2013 Initial Public Offering [Member] YSL Ventures, Inc [Member] Subsequent Event [Member]	Jul. 24, 2013 Initial Public Offering [Member] Seller Notes [Member] eConversions Limited [Member]	Jul. 24, 2013 Initial Public Offering [Member] Senior Debt Obligations [Member]	Sep. 30, 2013 Series 1 Common Stock [Member]	Jul. 24, 2013 Series 1 Common Stock [Member]	Dec. 31, 2012 Series 1 Common Stock [Member]	Sep. 03, 2012 Series 1 Common Stock [Member]	Dec. 31, 2011 Series 1 Common Stock [Member]	Jul. 24, 2013 Series 1 Common Stock [Member] Initial Public Offering [Member]	Jul. 24, 2013 Series 1 Common Stock [Member] Initial Public Offering [Member] Parent [Member]	Jul. 24, 2013 Series 1 Common Stock [Member] Initial Public Offering [Member] Existing Shareholders [Member]	Jul. 24, 2013 Series 1 Common Stock [Member] Initial Public Offering [Member] Existing Shareholders [Member] Underwriters [Member]	Sep. 30, 2013 Series 2 Common Stock [Member]	Jul. 24, 2013 Series 2 Common Stock [Member]	Dec. 31, 2012 Series 2 Common Stock [Member]	Sep. 03, 2012 Series 2 Common Stock [Member]	Dec. 31, 2011 Series 2 Common Stock [Member]	Sep. 30, 2013 Series B-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B-1 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B-2 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B-2 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B-2 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B-3 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B-3 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B-3 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series BB-3 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series BB-3 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series BB-3 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B-4 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B-4 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B-4 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B-5 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B-5 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B-5 Redeemable Convertible Preferred Stock [Member]	Jul. 24, 2013 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Redeemable Convertible Preferred Stock [Member]
Stockholders Equity Deficit And Stock Based Compensation [Line Items]
Description of reverse stock split ratio of common preferred stock	Four-for-one
Reverse stock split ratio	4
Common stock, authorized shares								64,214,779																																					150,000,000	150,000,000	58,107,284	58,107,284	58,107,284					6,107,494	6,107,494	6,107,495	6,107,495	6,107,495
Preferred stock, authorized shares			10,000,000		0	0	10,000,000
Common stock par value							$ 0.001	$ 0.001																																					$ 0.001		$ 0.001		$ 0.001					$ 0.001		$ 0.001		$ 0.001
Preferred stock par value			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Initial public offering of common shares																																																		10,454,544	4,545,454	5,909,090	1,363,636
Initial public offering of common stock, per share																																																		$ 21.00
Proceeds from initial public offering			$ 85,365,000																																															$ 85,400,000
Expenses related to sale of stock																2,200,000														200,000																				3,400,000
Payment of preferred stock dividends			58,682,000																																						52,500,000
Repayments of debt			12,200,000	18,108,000	20,333,000	29,427,000																																					6,600,000	1,750,000
Cash consideration to acquire business																																33,000,000			130,000,000		10,100,000					17,800,000
Preferred stock outstanding					44,180,461															3,053,747			6,107,494		996,479		182,425																																0	6,993,977	6,993,977	0	26,846,339	26,846,339	0	3,053,747	3,053,747	0	6,107,494	6,107,494	0	996,479	996,479	0	182,425	182,425				0
Preferred stock converted		9,365,254																																												38,072,967									6,107,494
Redeemable convertible Preferred stock converted into common stock																																																																													one-to-one
Redeemable convertible preferred stock, Shares authorized					49,808,646				49,808,646			9,365,258						28,964,412		3,125,000	3,125,000		6,107,495	6,107,495	996,481	996,481	1,250,000	1,250,000																															0	9,365,258	9,365,258	0	28,964,412	28,964,412	0	3,125,000	3,125,000	0	6,107,495	6,107,495	0	996,481	996,481	0	1,250,000	1,250,000
Shares issued upon Conversion		1.13
Redeemable convertible preferred stock, Shares issued					44,180,461									3,861,916	2,145,512	22,956,974			3,053,747	3,053,747		6,107,494	6,107,494		996,479		182,425						17,482	978,998		4,291,022		182,425																					0	6,993,977	6,993,977	0	26,846,339	26,846,339	0	3,053,747	3,053,747	0	6,107,494	6,107,494	0	996,479	996,479	0	182,425	182,425
Redeemable convertible preferred stock, share price										$ 15.59			$ 15.59	$ 4.66	$ 4.66	$ 4.66			$ 16.37			$ 16.37											$ 7.15	$ 7.15				$ 16.45
Redeemable convertible preferred stock, Value															10,000,000	107,000,000													70,000,000	150,000,000			100,000	7,000,000		20,000,000		3,000,000																						30,841,000	28,698,000		143,682,000	133,644,000		54,636,000	50,625,000		109,273,000	101,251,000		7,518,000	7,232,000		3,077,000
Preferred stock issued upon exercise of outstanding warrants														18,100,000
Redeemable convertible preferred stock, Shares repurchased										2,371,277			2,118,063
Accretion of preferred stock issuance costs																													200,000
Increase in accumulated deficit																													49,900,000
Preferred stock dividend per share, per annum																																																											$ 0.31			$ 0.37			$ 1.31			$ 0.29			$ 0.29			$ 0.66
Preferred stock, dividend in arrears					38,819,000															4,712,000			9,425,000		393,000		77,000																																																			38,800,000	14,200,000
Conversion Rate											1						1.0			1.0			1		1.0		1.0				1
Preferred stock adjusted price																																							$ 24.56	$ 24.56
Preferred stock liquidation amount																																							$ 75,000,000	$ 75,000,000
Stock reserved under conversion					44,200,000